Segment information - Geographical information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of geographic information
Number of operating segments | segment	1
Number of reporting segments | segment	1
Revenue from contracts with customers	$ 2,658	$ 2,708	$ 2,468
United States
Disclosure of geographic information
Revenue from contracts with customers	455	520	401
Philippines
Disclosure of geographic information
Revenue from contracts with customers	437	466	448
Canada
Disclosure of geographic information
Revenue from contracts with customers	280	268	217
Net long-lived assets	3,301	3,528
Guatemala
Disclosure of geographic information
Revenue from contracts with customers	285	261	224
Germany
Disclosure of geographic information
Revenue from contracts with customers	201	221	275
El Salvador
Disclosure of geographic information
Revenue from contracts with customers	178	169	140
Spain
Disclosure of geographic information
Revenue from contracts with customers	132	149	127
Bulgaria
Disclosure of geographic information
Revenue from contracts with customers	124	127	129
India
Disclosure of geographic information
Revenue from contracts with customers	131	120	99
Other
Disclosure of geographic information
Revenue from contracts with customers	435	407	$ 408
Outside of Canada
Disclosure of geographic information
Net long-lived assets	$ 460	$ 499